Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Total debt consisted of the following:

As of December 31, 2018 (In millions)	Principal Amount	Unamortized discount and debt issuance cost	Net debt	Weighted average interest rate
Senior secured revolving credit facility due 2022	$120.1	$—	$120.1	3.35%
Senior secured term loan due 2026	631.0	11.2	619.8	3.80%
5.25% senior notes due 2023	600.0	5.0	595.0	5.25%
Other debt (1)	20.7	—	20.7
Total debt	$1,371.8	$16.2	$1,355.6
Less short-term and current portion of long-term debt	19.4	—	19.4
Total long-term debt, net of current portion	$1,352.4	$16.2	$1,336.2

As of December 31, 2017 (In millions)	Principal Amount	Unamortized discount and debt issuance cost	Net debt	Weighted average interest rate
Senior secured revolving credit facility due 2022	$56.5	$—	$56.5	2.77%
Senior secured term loan due 2026	637.5	8.5	629.0	3.27%
5.25% senior notes due 2023	600.0	6.0	594.0	5.25%
Other debt (1)	29.5	—	29.5
Total debt	$1,323.5	$14.5	$1,309.0
Less short-term and current portion of long-term debt	32.6	—	32.6
Total long-term debt, net of current portion	$1,290.9	$14.5	$1,276.4

(1)
Other debt includes capital lease obligations of $3.4 million and $17.8 million as of December 31, 2018 and 2017, respectively.

Schedule of Maturities of Long-term Debt
Aggregate maturities of the principal amount of debt for the next five years and thereafter are as follows:

(In millions)
2019	$19.4
2020	8.1
2021	7.6
2022	127.3
2023	607.0
Thereafter	602.4
Aggregate maturities	$1,371.8